CERT ARCA

14025286

NYSE REGULATION

April 7, 2014

Chief, Information Technology
Division of Corporate Compliance
100 F Street, NE MS 3040
Washington, DC 20549

Re: WisdomTree Trust
CIK: 0001350487
SEC File No.: 001-32912
Form Type: 8-A12B
Filing Date: 4/7/2014

To Whom It May Concern:

Please be advised that NYSE Regulation, Inc. has received an application from the above-referenced issuer and has approved the following securities for listing on NYSE Arca, Inc. (the "Exchange"):

WisdomTree Japan Hedged Capital Goods Fund
WisdomTree Japan Hedged Financials Fund
WisdomTree Japan Hedged Health Care Fund
WisdomTree Japan Hedged Real Estate Fund
WisdomTree Japan Hedged Tech, Media and Telecom Fund

The Exchange requests acceleration of registration of the securities under the Securities Exchange Act of 1934. If there are any questions, please call me at (212) 656-5495. Your assistance is greatly appreciated.

Sincerely,

Olivia Monaco

Olivia Monaco
Issuer Oversight
NYSE Regulation, Inc.